FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its investment in marketable securities and foreign currency derivative contracts at fair value. Generally marketable securities are classified within Level 1, this is because these assets are valued using quoted prices in active markets. Foreign currency derivative contracts and certain corporate bonds are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$444	$-	$-	$444
Corporate bonds	186	2,018	-	2,204
Equity fund	209	-	-	209

Total financials assets	$839	$2,018	$-	$2,857

Liabilities:
Foreign currency derivative contracts	$-	$40	$-	$40
Contingent consideration			480	480

Total financials liabilities	$-	$40	$480	$520

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$435	$-	$-	$435
Corporate bonds	-	638	-	638
Equity fund	168	-	-	168
Foreign currency derivative contracts	-	42	-	42

Total financials assets	$603	$680	$-	$1,283

Liabilities:

Contingent consideration	$-	$-	$1,046	$1,046

Total financials liabilities	$-	$-	$1,046	$1,046

Fair value measurements using significant unobservable inputs (Level 3):

	Year ended December 31,
	2010	2011

Opening balance	$-	$480
Increase in contingent consideration	414	750
Decrease in contingent consideration due to settlement	-	(225)
Amortization of interest	66	41

Closing balance	$480	$1,046